Investment in Joint Venture (Details) - USD ($)							6 Months Ended
	Oct. 28, 2025	Sep. 29, 2025	Sep. 04, 2025	Jul. 30, 2025	Jul. 09, 2025	Jun. 05, 2024	Dec. 31, 2025
Stage-1 Interest [Member]
Investment in Joint Venture [Line Items]
Equity interest rate						36.45%
Interest (in Dollars)						$ 90,000,000
Stage-2 Interest [Member]
Investment in Joint Venture [Line Items]
Equity interest rate						50.50%
Interest (in Dollars)						$ 116,000,000
Percentage of closing price of CRML shares						95.00%
Minimum amount of permit (in Dollars)						$ 10,000,000
Permit years						2 years
Rimbal [Member]
Investment in Joint Venture [Line Items]
Issued capital rate						92.50%
Percentage of ownership stake							50.496%
Ordinary shares issued (in Shares)		14,500,000
Price per share (in Dollars per share)		$ 0.001
Tanbreez Mining Greenland [Member]
Investment in Joint Venture [Line Items]
Issued capital rate						92.50%
Investments (in Dollars)						$ 5,000,000
Equity interest rate						5.55%
Obligation to invest (in Dollars)		$ 10
Percentage of ownership stake		92.50%
Tanbreez Mining Greenland [Member] | Bottom of range [Member]
Investment in Joint Venture [Line Items]
Percentage of ownership stake		42.00%
Tanbreez Mining Greenland [Member] | Top of range [member]
Investment in Joint Venture [Line Items]
Percentage of ownership stake		92.50%
European Lithium Limited [Member]
Investment in Joint Venture [Line Items]
Percentage of ownership stake		7.50%					7.499%
CRML [Member]
Investment in Joint Venture [Line Items]
Percentage of ownership stake							42.005%
Ordinary shares issued (in Shares)							10,880,303
Advance funding into share capital (in Dollars)	$ 3,000,000		$ 1,000,000	$ 1,000,000	$ 2,000,000
CRML [Member] | Gregory Barnes [Member]
Investment in Joint Venture [Line Items]
Ordinary shares issued (in Shares)	100		100	100	100